AQR FUNDS

PROSPECTUS

Class I Shares

December 28, 2009

AQR Managed Futures Strategy Fund

PROSPECTUS

THE AQR FUNDS

December 28, 2009

CLASS I SHARES

AQR MANAGED FUTURES STRATEGY FUND

This prospectus contains important information about the Fund, including its investment objective, fees and expenses. For your benefit and protection, please read it before you invest and keep it for future reference. This prospectus relates only to the Class I Shares of the Fund.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. In addition, your investment in any of the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in any of the Funds. The likelihood of loss may be greater if you invest for a shorter period of time.

AQR MANAGED FUTURES STRATEGY FUND

To keep things simple, we have defined and explained a number of terms and concepts in a Glossary at the back of this prospectus. Terms that are in italics have definitions or explanations in the Glossary.

INVESTMENT OBJECTIVE

The AQR Managed Futures Strategy Fund (the “Fund”) seeks positive absolute returns.

The use of the term “positive absolute return” is intended to distinguish the Fund’s investment objective from the relative returns sought by other mutual funds. Funds seeking relative returns are generally managed with a goal of outperforming an index of securities or an index of competitive funds. As a result, even if these funds are successful in achieving their investment objectives, their investment returns may be positive or negative and will tend to reflect the general direction of the securities markets. A “positive absolute return” seeks to earn a positive total return over a reasonable period of time regardless of market conditions or general market direction. As a result, if successful, investors in the Fund should expect the Fund to generate positive performance regardless of the performance of the general securities markets.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its investment objective, the Fund invests primarily in a portfolio of futures contracts and futures-related instruments (defined below). The Fund’s universe of investments currently includes more than 50 exchange-traded futures and forward contracts across four major asset classes (commodities, currencies, fixed income and equities).

Generally, the Fund invests in futures contracts and futures-related instruments including, but not limited to equity index futures, currency forwards, commodity futures, swaps on commodity futures, fixed income futures and bond futures (collectively, the “Instruments”), either by investing directly in those Instruments, or indirectly by investing in the Subsidiary (as described below) that invests in those Instruments. The Fund may also invest in exchange traded funds or exchange traded notes through which the Fund can participate in the performance of one or more Instruments. The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Fund’s portfolio managers use proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity Instruments. Once a trend is determined, the Fund will take either a long or short position in the given Instrument. When taking a “long” position, the Fund purchases an instrument outright; when taking a “short” position, the Fund sells an instrument that it does not own and must borrow to meet its settlement obligations. A “long” position will benefit from an increase in price of the underlying Instrument, while a “short” position will benefit from a decrease in price of the underlying Instrument. The size of the position taken will relate to the Adviser’s confidence in the trend continuing as well as the Adviser’s estimate of the Instrument’s risk.

The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.

The Adviser generally expects that the Fund’s performance will have a low correlation to the performance of the general global equity, fixed income, currency and commodity markets over any given market cycle; however, the Fund’s performance may correlate to the performance of any one or more of those markets over short-term periods.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. Futures contracts, forward contracts, swaps and certain other Instruments held as part of the Fund’s strategy have the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss.

The notional amount of the Fund’s long exposure to the Instruments is expected to range between 50% and 200% of the value of the Fund’s total assets, but could be as high as 250%, depending on market conditions. The notional amount of the Fund’s short exposure to the Instruments is expected to range between 50% and 200% of the value of the Fund’s total assets, but could be as high as 250%, depending on market conditions. The Adviser does not currently expect the Fund’s “net” long or short exposure will exceed 200% of the value of the Fund’s total assets at any time. The Instruments used in the Fund’s strategy are evolving and the percentages set forth in this paragraph could be higher or lower, perhaps materially so, in the future under differing market conditions.

The Fund’s returns are expected to be volatile; however, the Adviser, on average, targets a volatility level for the Fund that is expected to range between the historic volatility levels of broad-based global fixed income indices and broad-based global equity indices. The Adviser generally expects that the Fund will have exposure in long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but at any one time the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class.

The Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (greater than 300%). The Adviser utilizes portfolio optimization techniques to determine the frequency of trading, taking into account the transaction costs associated with trading each Instrument. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses, which are borne by the Fund, and may have adverse tax consequences. The Fund employs sophisticated proprietary trading techniques in an effort to mitigate trading costs and execution impact on the Fund.

A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not be limited to, U.S. Government securities, U.S. government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity. These cash or cash equivalent holdings serve as collateral for the positions the Fund takes and also earn income for the Fund. While the Fund normally does not engage in any direct borrowing, leverage is implicit in the futures and other derivatives it trades.

The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. Generally, the Subsidiary will invest primarily in commodity futures, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval. Shareholders will normally receive at least 30 days’ written notice of any change in the Fund’s investment objective.

The Fund is not a complete investment program and should be considered only as one part of an investment portfolio.

PRINCIPAL INVESTMENT RISKS

An investor in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is subject to risks, including the possibility that the value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad. The principal risks of investing in the Fund include:

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Counterparty Risk: The Adviser intends to make use of futures, forwards, swaps and other forms of derivative contracts. In general, a derivative contract (including options, as described below) typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Currency exchange rates may be particularly affected by the relative rates of inflation, interest rate levels, the balance of payments and the extent of governmental surpluses or deficits in such foreign countries and in the United States, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of such foreign countries, the United States and other countries important to international trade and finance. Governments may use a variety of techniques, such as intervention by their central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their respective currencies. They may also issue a new currency to replace an existing currency or alter the exchange rate or relative exchange characteristics by devaluation or revaluation of a currency. The liquidity and trading value of these foreign currencies could be affected by the actions of sovereign governments, which could change or interfere with theretofore freely determined currency valuation, fluctuations in response to other market forces and the movement of currencies across borders.

Derivatives Risk: The use of derivative instruments exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts. Risks of these instruments include:

•	that interest rates, securities prices and currency markets will not move in the direction that the portfolio managers anticipate;

•	that prices of the instruments and the prices of underlying securities, interest rates or currencies they are designed to reflect do not move together as expected;

•	that the skills needed to use these strategies are different than those needed to select portfolio securities;

•

the possible absence of a liquid secondary market for any particular instrument and, for exchange-traded instruments, possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

•	that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited);

•	particularly in the case of privately-negotiated instruments, that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position;

•

the inability to close out certain hedged positions to avoid adverse tax consequences, and the fact that some of these instruments, such as credit default swaps, may have uncertain tax implications for the Funds;

•

the fact that “speculative position limits” imposed by the Commodity Futures Trading Commission and certain futures exchanges on net long and short positions may require the Funds to limit or unravel positions in certain types of instruments; and

•	the high levels of volatility some of these instruments may exhibit, in some cases due to the high levels of leverage an investor may achieve with them.

Forward and Futures Contract Risk: The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

High Portfolio Turnover Risk: To the extent that the Fund makes investments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts, forward currency contracts and other derivative instruments to gain long and short exposure across four major asset classes (commodities, currencies, fixed income and equities). The futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions or if the proprietary quantitative models used by the portfolio managers fail to achieve their intended purpose, it will negatively affect the Fund’s investment performance.

Market Risk: The Fund is subject to market risk, which is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Market risk applies to every Fund investment. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. In addition, rapid changes in the trends identified by the Adviser may result in significant losses to the Fund.

New Fund Risk: The Fund is newly-formed, and the Adviser has limited experience serving as the primary adviser to an investment companies registered under the 1940 Act. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.

Non-Diversified Status Risk: The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Short Sale Risk: The Fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after the Fund borrows the security, the Fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses. Before the Fund replaces a borrowed security, it is required to designate on its books cash or liquid assets as collateral to cover the Fund’s short position, marking the collateral to market daily. This obligation limits the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Structured Note Risk: The Fund may invest in notes, sometimes called “structured notes,” linked to the performance of securities or commodities. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of “real assets” (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. These notes are subject to the credit risk of the issuing party and may be less liquid than other types of securities. This means that the Fund may lose money if the issuer of the note defaults and that the Fund may not be able to readily close out its investment in such notes without incurring losses.

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Risk” above). These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. The Fund has requested a private letter ruling from the Internal Revenue Service confirming that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund will constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the statement of additional information (“SAI”) and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Swap Agreements Risk: Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Tax Risk: As noted above under the heading “Principal Investment Strategies”, the Fund has exposure to commodity-related instruments. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31, which provide that income form certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income after September 30, 2006. The Fund will therefore restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.

The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. On November 4, 2009 the Fund received a private letter ruling from the Internal Revenue Service confirming that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund will constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.

Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.

U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

PERFORMANCE INFORMATION

As the AQR Managed Futures Strategy Fund has not yet commenced operations as of the date of this prospectus, no full calendar year performance information is available.

FEES AND EXPENSES

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The table shows the different fees and expenses that you may pay if you buy and hold Class I Shares of the Fund. Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated below. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Shareholder Fees (fees paid directly from your investment)

Class I
Maximum Sales Charge (Load) Imposed on Purchases	None

Maximum Deferred Sales Charge (Load)	None

Redemption fee (as a percentage of amount redeemed)	1.00% of redemption proceeds on shares held for 60 days or less[1]

Exchange fee	None[2]

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)3

Management fee	1.05%
Distribution (12b-1) fee	None
Other expenses
Other expenses of the Fund	0.56%
Other expenses of the subsidiary	0.01%

Total annual fund operating expenses	1.62%
Less: Contractual fee and expense waivers[4]	0.37%

Net annual fund operating expenses	1.25%

[1]	The Fund charges this fee in order to discourage short-term investors. The Fund retains this fee for the benefit of the remaining shareholders.

[2]	Exchanges of shares constitute a redemption and purchase, and thus are subject to a fee of 1.00% on the proceeds from redemptions of shares held for 60 days or less.
[3]

The Fund is newly organized and, accordingly, this table shows the estimated operating expenses of Class I Shares of the Fund as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year because the Fund had not commenced operations as of the date of this prospectus.

[4]

The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 1.25% for Class I Shares, exclusive of interest, taxes, dividend expense, borrowing costs, acquired fund fees and expenses, interest expense related to short sales, and extraordinary expenses. This arrangement will continue at least through April 30, 2011.

Example. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods, reinvest all dividends and distributions, earn a 5% return each year, and operating expenses remain constant. Your actual returns and costs may be higher or lower than those shown, but based on these assumptions, your expenses would be:

1 Year	$127
3 Years	$462

HOW THE FUND PURSUES ITS

INVESTMENT OBJECTIVE

INVESTMENT TECHNIQUES

In addition to the principal investment strategies described above, the Fund may employ the following technique in pursuing its investment objective.

Segregation of Assets. As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the 1940 Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” (often referred to as “asset segregation”) liquid assets, or engage in other SEC- or staff-approved measures, to “cover” open positions with respect to certain kinds of derivatives instruments. In the case of forwards contracts that are not contractually required to cash settle, for example, the Fund must set aside liquid assets equal to such contracts’ full notional value while the positions are open. With respect to forward contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

The Fund generally will use its money market instruments to cover its obligations as required by the 1940 Act, the rules thereunder, and applicable SEC and SEC staff positions. As a result of their segregation, the short-term debt securities (or any other liquid asset segregated) may not be used for other operational purposes. The Adviser will monitor the Fund’s use of derivatives and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of the Fund’s portfolio investments.

PORTFOLIO HOLDINGS DISCLOSURE

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

CHANGE IN OBJECTIVE

The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval. Shareholders will normally receive at least 30 days’ written notice of any change in the Fund’s investment objective.

MANAGEMENT OF THE FUND

AQR Funds is organized as a Delaware statutory trust (“Trust”). The Trust is governed by a Board of Trustees that is responsible for overseeing all business activities of the Trust.

The Fund’s Adviser is AQR Capital Management, LLC, a Delaware limited liability company formed in 1998. Subject to the overall authority of the Board of Trustees, the Adviser furnishes continuous investment supervision and management to the Fund’s portfolios and also furnishes office space, equipment, and management personnel. The Adviser’s address is Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

The Adviser is an investment management firm that employs a disciplined multi-asset, global research process. (AQR stands for Applied Quantitative Research.) Until the launch of the AQR Funds in January 2009, the Adviser’s investment products have been primarily provided through a limited set of collective investment vehicles and separate accounts that utilize all or a subset of the Adviser’s investment strategies. The Adviser also serves as a sub-adviser to several registered investment companies. These investment products range from aggressive, high volatility and market-neutral alternative strategies, to low volatility, more traditional benchmark-driven products. The Adviser and its affiliates had approximately $23 billion in assets under management as of September 30, 2009.

Investment decisions are made by the Adviser using a series of global asset allocation, arbitrage, and security selection models, and implemented using proprietary trading and risk-management systems. The Adviser believes that a systematic and disciplined process is essential to achieving long-term success in investment and risk management. The principals of the Adviser have been pursuing the research supporting this approach since the late 1980s, and have been implementing this approach in one form or another since 1993. The research conducted by principals and employees of the Adviser has been published in a variety of professional journals since 1991. Please see the Adviser’s website (www.aqr.com) for additional information regarding the published papers written by the Adviser’s principals and other personnel.

The Adviser’s founding principals, Clifford S. Asness, Ph.D., David G. Kabiller, CFA, Robert J. Krail, and John M. Liew, Ph.D., and several colleagues founded the Adviser in January 1998. Each of the Adviser’s founding principals was formerly at Goldman Sachs & Co., where Mssrs. Asness, Krail, and Liew comprised the senior management of the Quantitative Research Group at Goldman Sachs Asset Management (GSAM). At GSAM, the team managed both traditional (managed relative to a benchmark) and non-traditional (managed seeking absolute returns) mandates. The founding principals formed the Adviser to build upon the success achieved at GSAM while enabling key professionals to devote a greater portion of their time to research and investment product development. The Adviser manages assets for institutional investors both in the United States and globally. The Adviser is based in Greenwich, Connecticut and employs approximately 190 people as of the date of this prospectus.

The Trust, on behalf of the Fund, has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser under which the Adviser receives a monthly fee at the annual rate of 1.05% of the average daily net assets of the Fund.

The Adviser has contractually agreed to reimburse the Class I Shares of the Fund to the extent that the annual ordinary operating expenses of the Fund’s Class I Shares, exclusive of certain expenses, exceed 1.25% of the average daily net assets of that class.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s current Advisory Agreement with the Adviser will be available in the Fund’s annual report to shareholders.

The portfolio managers of the Adviser responsible for oversight of the Fund are Clifford S, Asness, Ph.D., John M. Liew, Ph.D., Brian K. Hurst, Lasse H. Pedersen, Ph.D. and Yao Hua Ooi. Information regarding the portfolio managers of the Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

Clifford S. Asness, Ph.D. is the Managing and Founding Principal of the Adviser. Prior to co-founding the Adviser in 1998, Dr. Asness was a Managing Director and Director of Quantitative Research for Goldman Sachs Asset Management. Dr. Asness holds a B.S. in Economics from the Wharton School and a B.S. in Engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A and Ph.D. in Finance from the University of Chicago.

John M. Liew, Ph.D. is a Founding Principal of the Adviser. Prior to co-founding AQR, Mr. Liew was associated with Goldman Sachs & Co. where he served as Vice President and portfolio manager (1994-1998). Prior to joining Goldman, Mr. Liew was a portfolio manager at Trout Trading Company, located in Chicago (1993-1994). Mr. Liew received an MBA and Ph.D. in Finance from the University of Chicago. He received a BA degree in Economics from the University of Chicago.

Brian K. Hurst is a Principal of the Adviser. Prior to joining AQR in 1998, Mr. Hurst was associated with Goldman Sachs & Co. where he worked as an Associate in the Asset Management Division’s Quantitative Research Group (1994-1998). He received a BS in Economics at the Wharton School at the University of Pennsylvania in 1994.

Lasse H. Pedersen Ph.D is a Principal of the Adviser. Prior to joining AQR in 2007, Mr. Pedersen was Assistant Professor of Finance at the NYU Stern School of Business 2001-2005, Associate Professor of Finance with Tenure 2005-2007, and Professor of Finance since 2007. He has also served as consultant in various connections including advising banks, an academic consultant to the Federal Reserve Bank of New York, and served on the Economic Advisory Board of NASDAQ OMX. Mr. Pedersen earned his Ph.D. from the Stanford Graduate School of Business in 2001, and his B.S. and M.S. in Mathematics-Economics from University of Copenhagen in 1995 and 1997, respectively.

Yao Hua Ooi is a Vice President of the Adviser. Prior to joining AQR in 2004, Mr. Ooi was a summer analyst in the Fixed Income group at UBS. He received a B.S. in Economics from the Wharton School and a B.S. in Engineering from The School of Engineering and Applied Science at the University of Pennsylvania in 2004.

From time to time, a manager, analyst, or other employee of AQR or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of AQR or any other person within the AQR organization. Any such views are subject to change at any time based upon market or other conditions and AQR disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

INVESTING WITH THE AQR FUNDS

The Fund offers more than one class of shares. Each class of the Fund’s shares has a pro rata interest in the Fund’s investment portfolio, but differs as to expenses, distribution arrangements and the types of investors who may be eligible to invest in the share class. This prospectus only describes the Class I Shares of the Fund. The other share classes of the Fund are offered in a separate prospectus. Please call 1-866-290-2688 to obtain more information concerning the Fund’s other share classes, including the prospectus for these other share classes.

ELIGIBILITY TO BUY CLASS I SHARES

The Fund’s Class I Shares are offered exclusively to the following groups of investors:

1.	Institutional investors such as qualified retirement plans;

2.	Fee-based accounts and programs offered by certain financial intermediaries, such as registered investment advisers, broker-dealers, bank trust departments, wrap programs and unified managed accounts;

3.	Tax-exempt retirement plans of the Adviser and its affiliates and rollover accounts from those plans, as well as employees of the Adviser, trustees of the AQR Funds and members of their immediate families; and

4.	Any other investors that meet the $1,000,000 investment minimum requirements described below under “Investment Minimums—Class I Shares”.

Prior to investing, non-U.S. residents should consult a qualified tax and/or legal adviser about whether purchasing shares of the Fund is a suitable investment given legal and tax ramifications; some non U.S. persons may not be permitted to invest in the Fund, depending on applicable laws and regulations.

The Fund reserves the right to refuse any request to purchase shares.

INVESTMENT MINIMUMS—CLASS I SHARES

The minimum initial account size is $1,000,000. This minimum investment requirement may be modified or reduced as follows:

•	Investors may aggregate accounts across AQR Funds for purposes of determining whether the $1,000,000 minimum has been met.

•

Investors may enter into a letter of intent indicating that they intend to meet the minimum investment requirements within an 18-month period. Class I Shares may be converted to Class N Shares if the minimum has not been met in the indicated time period.

•	For eligibility groups 1, 2 and 3 described above under “Eligibility to Buy Class I Shares”, a reduced minimum of $5,000 applies.

The Fund has the discretion to further modify, waive or reduce the above minimum investment requirements.

TYPES OF ACCOUNTS—CLASS I SHARES

You may set up your account in any of the following ways:

Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts can have two or more owners, and provide for rights of survivorship.

Gift or Transfer to a Minor (UGMA, UTMA). These gift or transfer accounts let you give money to a minor for any purpose. The gift is irrevocable and the minor gains control of the account once he/she reaches the age of majority. Your application should include the minor’s social security number.

Trust for Established Employee Benefit or Profit-Sharing Plan. The trust or plan must be established before you can open an account and you must include the date of establishment of the trust or plan on your application.

Business or Organization. You may invest money on behalf of a corporation, association, partnership or similar institution. You should include a certified resolution with your application that indicates which officers are authorized to act on behalf of the entity.

Retirement or Education. A qualified retirement account enables you to defer taxes on investment income and capital gains. Your contributions may be tax-deductible. For detailed information on the tax advantages and consequences of investing in individual retirement accounts (IRAs) and retirement plan accounts, please consult your tax advisor. The types of IRAs available to you are: Traditional IRA, Roth IRA, Rollover IRA, SIMPLE IRA, and Coverdell Education Savings Account (formerly called an Education IRA).

The IRA and Coverdell Education Savings Account custodian charges an annual maintenance fee (currently $15.00) per IRA or ESA holder.

The Fund may be used as an investment in other kinds of retirement plans, including, but not limited to, Keogh plans maintained by self-employed individuals or owner-employees, traditional pension plans, corporate profit-sharing and money purchase pension plans, section 403(b)(7) custodial tax-deferred annuity plans, other plans maintained by tax-exempt organizations, cash balance plans and any and all other types of retirement plans. All of these accounts need to be established by the plan’s trustee and the plan’s trustee should contact the Funds regarding the establishment of an investment relationship.

SHARE PRICE

Net Asset Value. The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of that Fund, is called the Fund’s net asset value (“NAV”) per share. The Fund’s NAV per share is computed as of the scheduled close of trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day during which the NYSE is open for trading (a Business Day). The Fund determines an NAV per share for each class of its shares. If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The NAV per share of the Fund is computed by dividing the total current value of the assets of the Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made.

The Fund’s investments are generally valued at market value, as determined based on readily available market quotations. The Fund may use pricing services to obtain readily available market quotations. The Fund values debt securities maturing less than 61 days from the date of purchase at amortized cost, which approximates market value. Futures contracts are generally valued at the last quoted sales price on the applicable valuation date.

Foreign markets may be open at different times and on different days than the NYSE, meaning that the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern time).

Where market quotations are not readily available, or if an available market quotation is determined not to be reliable, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Board of Trustees. When a security’s fair value is determined, the valuation may differ depending on the valuation method used by the Trust’s Valuation Committee. Shareholders who purchase or redeem shares when the value of one or more securities in the Fund’s portfolio have been determined using fair valuation procedures may receive more or less shares or redemption proceeds than they would have if the securities had not been valued using the fair valuation procedures.

The Fund normally values equity securities and futures contracts primarily traded on North American, Central American, South American and Caribbean markets as described above. However, the Fund has implemented and normally will use fair value pricing on a daily basis for all equity securities that are not primarily traded on North American, Central American, South American and Caribbean markets because trading in these securities typically is completed at times that vary significantly from the closing of the NYSE. This fair value pricing process for foreign equity securities uses the quotations of an independent pricing service to value each such security unless (i) the pricing service does not provide prices for the security, in which event the Fund may use market value or fair value in accordance with the Trust’s Valuation Procedures or (ii) the Trust’s Valuation Sub-Committee determines that (a) a quote provided by the service does not accurately reflect the value of the security and (b) the use of another fair valuation methodology is appropriate. This policy is designed to help ensure that the Fund’s NAV per share appropriately reflect its investments’ values at the time of pricing.

Futures contracts that are not primarily traded on North American, Central American, South American and Caribbean markets are normally valued at the settlement price of the exchange on which it is traded. If the Fund or the Adviser determine that the settlement price of the foreign exchange is not reliable, the futures contract will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Board of Trustees.

You may obtain information as to the Fund’s NAV per share by visiting the Fund’s Web site at www.aqrfunds.com or by calling 1-866-290-2688.

GENERAL PURCHASING POLICIES

•

You may purchase the Fund’s Class I Shares at the NAV per share next determined following receipt of your purchase order in good order by the Fund or an authorized financial intermediary or other agent of the Fund. A purchase, exchange or redemption order is in “good order” when the Fund, its Distributor and/or its agent, receives all required information, including properly completed and signed documents. Financial intermediaries authorized to accept purchase orders on behalf of the Fund are responsible for timely transmitting those orders to the Funds.

•

You may purchase the Fund’s Class I Shares directly from the Fund or through certain financial intermediaries (and other intermediaries these firms may designate) without the imposition of any sales charges. See “How to Buy Class I Shares.”

•

Once the Fund accepts your purchase order, you may not cancel or revoke it; however, you may redeem the shares. The Fund is deemed to have received a purchase or redemption order when an authorized financial intermediary (or its authorized designee) receives the order. The Fund may withhold redemption proceeds until it is reasonably satisfied it has received your payment. This confirmation process may take up to 10 days.

•	The Fund reserves the right to cancel any purchase or exchange order it receives if the Trust believes that it is in the best interest of the Fund’s shareholders to do so.

GENERAL REDEMPTION POLICIES

•

You may redeem the Fund’s Class I Shares at the NAV per share next-determined following receipt of your redemption order in good order by the Fund or an authorized financial intermediary or other agent of the Fund.

•	The Fund cannot accept a redemption request that specifies a particular redemption date or price.

•	Once the Fund accepts your redemption order, you may not cancel or revoke it.

•

The Fund generally will transmit redemption proceeds within seven days after receipt of your redemption request. If you recently made a purchase, the Fund may withhold redemption proceeds until they are reasonably satisfied that it has received your payment. This confirmation process may take up to 10 days.

•

The Fund reserves the right at any time without prior notice to suspend, limit, modify or terminate any privilege, including the telephone exchange privilege, or its use in any manner by any person or class.

Redemption in Kind. The Fund generally intends to pay all redemptions in cash. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s NAV during any 90-day period for any one shareholder. Redemptions in excess of those amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of marketable securities. Brokerage costs may be incurred by a shareholder who receives securities and desires to convert them to cash.

Excessive and Short-Term Trading/Redemption Fee. The Fund is intended for long-term investment purposes, and thus purchases, redemptions and exchanges of Fund shares should be made with a view toward long-term investment objectives. Excessive trading, short-term trading and other abusive trading activities may be detrimental to the Fund and its long-term shareholders by disrupting portfolio management strategies, increasing brokerage and administrative cost, harming Fund performance and diluting the value of shares. Such trading may also require the Fund to sell securities to meet redemptions, which could cause taxable events that impact shareholders. If your investment horizon is not long-term, then you should not invest in the Fund.

The Board of Trustees has adopted policies and procedures that seek to discourage and not accommodate excessive or short-term trading activities. These policies and procedures include, among other things, use of fair value pricing of international securities, periodic review of shareholder trading activity, and the redemption fee policies described below.

The Board of Trustees has also adopted a redemption fee for Class I Shares of the Fund equal to 1.00% of the amount redeemed on shares held by the shareholder for 60 days or less. A new 60-day period begins with each acquisition of shares through a purchase or exchange. The redemption fee will be applied based on net assets at the time of the transaction. Any applicable redemption fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

The Fund will seek to apply redemption fees as uniformly as possible. Where operational limitations restrict the ability of the Fund to impose redemption fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of redemption fees will vary.

To the extent feasible, the following types of transactions will be exempt from redemption fees:

•	redemptions of shares purchased through the automatic reinvestment of dividend and capital gain distributions;

•	redemptions of shares to pay account-related fees;

•	redemptions of shares purchased through an automatic investment program or similar periodic investment plan;

•	redemptions of shares associated with the automatic rebalancing of an account;

•	redemptions of shares purchased as a result of an employer contribution to a qualified retirement plan account;

•	redemptions of shares from shareholder accounts liquidated for failure to meet the minimum investment requirement;

•	redemptions of shares from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened;

•	redemptions of shares pursuant to a systematic withdrawal plan or similar periodic withdrawal plan;

•	redemptions of shares as part of a loan or hardship withdrawal from a qualified plan;

•	redemptions of shares to repay a loan from a qualified retirement account;

•	redemptions of shares for payment of involuntary fees;

•	redemptions of shares as part of a required distribution from a qualified retirement plan or IRA;

•	redemptions of shares upon the death or disability of an owner of record of an account; and

•

any other involuntary redemptions and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of the Fund by the Board of Trustees.

Accounts exempt from the imposition of redemption fees are:

•	accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts;

•	accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts;

•	accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and

•	wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Fund.

In addition, the Fund reserves the right to waive the redemption fees in certain limited circumstances where the Fund determines the transaction does not pose the risks that the Fund’s policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Fund and are reported to the Board of Trustees.

Despite the Fund’s efforts to detect and prevent abusive trading activity, there can be no assurance that the Fund will be able to identify all of those who may engage in abusive trading and curtail their activity in every instance. In particular, it may be difficult to curtail such activity in certain omnibus accounts and other accounts traded through intermediaries, despite arrangements the Fund has entered into with the intermediaries to provide access to account level trading information. Omnibus accounts are comprised of multiple investors whose purchases, exchanges and redemptions are aggregated before being submitted to the Fund.

OTHER POLICIES

No Certificates. The issuance of shares is recorded electronically on the books of the Fund. You will receive a confirmation of, or account statement reflecting, each new transaction in your account, which will also show the total number of shares of the Fund you own. You can rely on these statements in lieu of certificates. The Fund does not issue certificates representing shares of the Fund.

Frozen Accounts. The Funds may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Small Account Policy. The Fund reserves the right, upon 60 days’ written notice, to redeem, at net asset value, the shares of any shareholder whose account(s) across all AQR Funds has a value of less than $1,000,000 in the aggregate, other than as a result of a decline in the net asset value per share, or to permit an exchange for Class N Shares of the same Fund. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder. The Fund will not impose a redemption fee on an exchange of Class I Shares for Class N Shares of the same Fund.

Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account(s) to at least $1,000,000 across the AQR Funds before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

HOW TO BUY CLASS I SHARES

How To Buy Shares

You can open an account and make an initial purchase of shares of the Fund directly from the Fund or through certain financial intermediaries that have entered into appropriate arrangements with the Fund’s Distributor, ALPS Distributors, Inc.

To open an account and make an initial purchase directly with the Fund, you can mail a check or other negotiable bank draft (payable to AQR Funds) in the applicable minimum amount, along with a completed and signed Account Application, to AQR Funds, AQR Funds, P.O. Box 2248, Denver, CO 80201-2248. To obtain an Account Application, call 1-866-290-2688 or download one from www.aqrfunds.com. A completed Account Application must include your valid taxpayer identification number. You may be subject to penalties if you falsify information with respect to your tax identification number.

Payment must be in U.S. dollars by a check drawn on a bank in the United States, wire transfer or electronic transfer. The Fund will not accept cash, traveler’s checks, starter checks, money orders, third party checks (except for properly endorsed IRA rollover checks), checks drawn on foreign banks or checks issued by credit card companies or Internet-based companies. Shares purchased by checks that are returned will be canceled and you will be liable for any losses or fees incurred by the Fund or its agents, including bank handling charges for returned checks.

You may also purchase Fund shares by wire transfer from your bank account to your Fund account. To place a purchase by wire, please call 1-866-290-2688 for more information.

After you have opened an account, you can make subsequent purchases of shares of the Fund through your financial intermediary or directly from the Fund, depending on where your account is established. To purchase shares directly by mail, send your instruction and a check to AQR Funds at AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in the Fund. The Fund has authorized certain financial intermediaries (such as a broker-dealer, investment advisor or financial institution) to accept purchase and redemption orders on behalf of the Fund. These financial intermediaries may charge their customers a transaction or service fee. The Funds or your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

Automatic Investment Plan:

The Funds offer an Automatic Investment Plan for current and prospective investors in which you may make monthly investments in the Fund. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call 1-866-290-2688 if you would like more information.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

eDelivery

eDelivery allows you to receive your quarterly account statements, transaction confirmations and other important information concerning your investment in the Fund online. Select this option on your account application to receive email notifications when quarterly statements and confirmations are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call 1-866-290-2688 or visit www.aqrfunds.com.

HOW TO REDEEM CLASS I SHARES

You may normally redeem your shares on any Business Day, i.e., any day during which the NYSE is open for trading. Redemptions of Class I Shares are priced at the NAV per share next determined after receipt of a redemption request in good order by the Fund’s Distributor, the Fund or an authorized agent of the Fund, and subject to the redemption fee if the shares have been held for 60 days or less. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions, and will have its own procedures for arranging for redemptions of the Fund’s shares. If you have purchased your Fund shares through a financial intermediary, consult your intermediary for more information.

None of the Fund, the Adviser, the Distributor and the Transfer Agent of the Fund, nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, wired or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. The Fund will employ reasonable procedures to confirm that instructions communicated are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.

By Telephone

You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to the Funds in order to add this option. The maximum amount that may be redeemed by telephone at any one time is $50,000. You may have the proceeds mailed to your address of record or wired to a bank account previously designated on the Account Application.

By Mail

To redeem by mail, you must send a written request for redemption to the Fund, AQR Funds, P. O. Box 2248, Denver, CO 80201-2248. The Fund’s Transfer Agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply (1) the redemption check is payable to the shareholder(s) of record, (2) the redemption check is mailed to the shareholder(s) at the address of record, (3) an application is on file with the Transfer Agent, and (4) the proceeds of the redemption are $50,000 or less. The Transfer Agent cannot send an overnight package to a post office box.

By Systematic Withdrawal

You may elect to have monthly electronic transfers ($250 minimum) made to your bank account from your Fund account. Your Fund account must have a minimum balance of $10,000 and automatically have all dividends and capital gains reinvested. The transfer will be made on the Business Day you specify (or the next Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Business Day.

Retirement Accounts

To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEPIRA, 403(b) or other retirement account by telephone or via the Internet.

Payments of Redemption Proceeds

Redemption orders are valued at the NAV per share next determined (subject to the redemption fee if applicable) after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. The Fund may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell shares or accurately determine the value of assets, or if the SEC orders the Fund to suspend redemptions or delay payment of redemption proceeds.

At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 15 days or more. The Fund intends to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire transfer. The Fund intends to pay cash for all shares redeemed, except in cases noted above under the heading “General Redemption Policies,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

By Check

You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to the Funds, AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

By ACH Transfer

If your bank account is ACH active, you may have your redemption proceeds sent to your bank account via ACH transfer.

By Wire Transfer

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for expedited wire redemption on your Fund Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by the Fund prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the Fund for up to seven days if deemed appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. The Fund cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The Fund reserves the right to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 15 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to the Funds, AQR Funds, P. O. Box 2248, Denver, CO 80201-2248. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 will be charged by the Fund.

CERTAIN ADDITIONAL PAYMENTS

The Fund also may enter into agreements with certain intermediaries under which the Fund makes payments to the intermediaries in recognition of the avoided transfer agency costs to the Fund associated with the intermediaries’ maintenance of customer accounts. Payments made under such agreements are generally based on either (1) a percentage of the average daily net asset of customers serviced by the intermediary, up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such intermediary. These payments are in addition to other payments described in this prospectus.

The Adviser (or an affiliate) also may make additional payments out of its own resources to certain intermediaries or their affiliates based on sales or assets attributable to the intermediary, or such other criteria agreed to by the Adviser in connection with the sale or distribution of the Fund’s shares. The Adviser selects the intermediaries to which it or its affiliate makes payments. These additional payments to intermediaries, which are sometimes referred to as “revenue sharing” payments, may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend the Fund or a share class of the Fund over others offered by competing fund families. Ask your investment professional for more information.

The Adviser and the Fund’s Distributor may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

The Fund distributes to its shareholders substantially all net investment income as dividends and any net capital gains realized from sales of the Fund’s portfolio securities. The Fund expects to declare and pay dividends annually. Net realized long-term capital gains, if any, are paid to shareholders at least annually.

All of your income dividends and capital gain distributions will be reinvested in additional shares unless you elect to have distributions paid by check. If any check from the Fund mailed to you is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in additional Fund shares.

TAXES

The following discussion of U.S. and non-U.S. taxation applies only to U.S. shareholders and is not intended to be a full discussion of income tax laws and their effect. You should consult your own tax advisor about investing in the Fund.

Taxes on Transactions. When you redeem shares, you will experience a capital gain or loss if there is a difference between the tax basis of your shares and the price you receive when you redeem them. The federal tax treatment will depend on how long you owned the shares and your individual tax position. Any loss recognized on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. You may be subject to state and local taxes on your investment in the Fund, depending on the laws of your home state or locality.

Exchanges. If you perform an exchange transaction, it is considered a sale and purchase of shares for federal income tax purposes and may result in a capital gain or loss.

Distributions. The Fund anticipates distributing substantially all of its net investment income and net realized gain on an annual basis. Income and gains realized by the Subsidiary will be recognized by the Fund as ordinary income on an annual basis. Distributions from investment income (dividends) and net short-term capital gains are taxable as ordinary income except as noted below. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held your Fund shares. Although the Fund will not be taxed on amounts it distributes, distributions will be taxable to you whether received in cash or reinvested in Fund shares, unless you hold your Fund shares in an individual retirement account or other tax-deferred account. These accounts are subject to complex tax rules, and you should consult your tax advisor about which tax rules will apply to your investment.

The Trust will send you an annual statement to advise you as to the source of your distributions for tax purposes.

Taxes on Distributions. Distributions are subject to federal income tax and may be subject to state or local taxes. If you are a U.S. citizen residing outside the U.S., your distributions also may be taxed by the country in which you reside and may, except for capital gains dividends, subject to U.S. withholding tax. Your distributions are taxable whether you take them in cash or reinvest them in additional shares.

For federal tax purposes, the Fund’s income and short-term capital gain distributions are taxed as ordinary income and long-term capital gain distributions are taxed as long-term capital gains, except that “qualified dividend income” of noncorporate investors who satisfy certain holding period requirements is taxed at long-term capital gain rates, which currently reach a maximum of 15%. The 15% maximum rate for long-term capital gains is scheduled to expire at the end of 2010. After 2010, the capital gains rate is scheduled to increase to 20%, and income from dividends is taxed as ordinary income. The character of a capital gain depends on the length of time that the Fund held the asset it sold.

Every January, the Fund will send you and the IRS a statement called Form 1099 showing the amount of taxable distributions you received (including those reinvested in additional shares) in the previous calendar year.

Average Cost Calculation. Each shareholder is responsible for tax reporting and Fund share cost calculation. To facilitate your tax reporting, the Fund provides you with an average cost statement with your Form 1099. This average cost statement is based on transaction activity in an account for the period during which you held the account directly with the Fund.

Buying Into a Distribution. Purchasing the Fund’s shares in a taxable account shortly before a distribution by the Fund is sometimes called “buying into a distribution.” You pay income taxes on a distribution whether you reinvest the distribution in shares of the Fund or receive it in cash. In addition, you pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought shares of the Fund.

The Fund may build up capital gains during the period covered by a distribution (over the course of the year, for example) when securities in the Fund’s portfolio are sold at a profit. After subtracting any capital losses, the Fund distributes those gains to you and other shareholders, even if you did not own the shares when the gains occurred (if you did not hold the Fund earlier in the year, for example), and you incur the full tax liability on the distribution.

Non-U.S. Income Taxes. Investment income received by the Fund from sources within non-U.S. countries may be subject to non-U.S. income taxes withheld at the source. If the Fund pays nonrefundable taxes to non-U.S. governments during the year, the taxes will reduce the Fund’s dividends but will still be included in your taxable income. However, if the Fund qualifies for, and makes, a special election, you may be able to claim an offsetting credit or deduction on your tax return for your share of non-U.S. taxes paid by the Fund.

Backup Withholding. You must furnish to the Fund your properly certified social security or other tax identification number to avoid federal income tax backup withholding on dividends, distributions and redemption proceeds. If you do not do so or the IRS informs the Fund that your tax identification number is incorrect, the Fund may be required to withhold a percentage (currently 28%) of your taxable distributions and redemption proceeds. Because the Fund must promptly pay to the IRS all amounts withheld, it is usually not possible for the Fund to reimburse you for amounts withheld. You may claim the amount withheld as a credit on your federal income tax return.

FINANCIAL HIGHLIGHTS

The Fund has not commenced operations as of the date of this prospectus. As a result, no financial performance information for the Fund is available.

GLOSSARY OF TERMS

The following is a glossary of terms used throughout this prospectus and their definitions. This glossary is set forth solely for reference purposes. The terms summarized or referenced in this glossary are qualified in their entirety by the prospectus itself.

1940 Act	the Investment Company Act of 1940, as amended

Adviser	AQR Capital Management, LLC

Advisory Agreement	the Investment Advisory Agreement under which the Adviser serves as investment adviser to the Funds

Board of Trustees	the Board of Trustees of the AQR Funds or any duly authorized committee thereof, as permitted by applicable law

Business Day	each day during which the NYSE is open for trading

Code	the Internal Revenue Code of 1986, as amended

Distributor	ALPS Distributors, Inc.

Good order	a purchase, exchange or redemption order is in “good order” when the Fund, its Distributor and/or its agent, receives all required information, including properly completed and signed documents.

IRS	the Internal Revenue Service

Mutual fund	an investment company registered under the 1940 Act that pools the money of many investors and invests it in a variety of securities in an effort to achieve a specific objective over time

NAV	the net asset value of a particular Fund

NYSE	the New York Stock Exchange

SEC	U.S. Securities and Exchange Commission

Subsidiary	AQR Managed Futures Strategy Offshore Fund Ltd., a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company

Transfer Agent	ALPS Fund Services, Inc.

Volatility	a statistical measurement of up and down asset price fluctuations over time. If an asset has rapid dramatic price swings, its volatility will likely be relatively high. If prices are consistent and rarely change, volatility of that asset will likely be relatively low. Volatility can be measured as the standard deviation of an asset with a specific time horizon. It is often used to quantify the risk of such asset over a time period, typically expressed in annualized terms.

You may wish to read the SAI for more information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is considered to be part of this prospectus.

You may obtain free copies of the Fund’s SAI, request other information, and discuss your questions about the Fund by writing or calling:

AQR Funds

P.O. Box 2248

Denver CO 80201-2248

(866) 290-2688

The requested documents will be sent within three business days of your request.

You may also obtain the Fund’s SAI, along with other information, free of charge, by visiting the Fund’s Web site at www.aqrfunds.com.

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Fund documents may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

AQR Funds

Investment Company Act File No.: 811-22235

AQR FUNDS

P.O. Box 2248

Denver, CO 80201-2248

1-866-290-2688

www.aqrfunds.com

AQR FUNDS

PROSPECTUS

Class N Shares

December 28, 2009

AQR Managed Futures Strategy Fund

PROSPECTUS

THE AQR FUNDS

December 28, 2009

CLASS N SHARES

AQR MANAGED FUTURES STRATEGY FUND

This prospectus contains important information about the Fund, including its investment objective, fees and expenses. For your benefit and protection, please read it before you invest and keep it for future reference. This prospectus relates only to the Class N Shares of the Fund.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. In addition, your investment in any of the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in any of the Funds. The likelihood of loss may be greater if you invest for a shorter period of time.

AQR MANAGED FUTURES STRATEGY FUND

To keep things simple, we have defined and explained a number of terms and concepts in a Glossary at the back of this prospectus. Terms that are in italics have definitions or explanations in the Glossary.

INVESTMENT OBJECTIVE

The AQR Managed Futures Strategy Fund (the “Fund”) seeks positive absolute returns.

The use of the term “positive absolute return” is intended to distinguish the Fund’s investment objective from the relative returns sought by other mutual funds. Funds seeking relative returns are generally managed with a goal of outperforming an index of securities or an index of competitive funds. As a result, even if these funds are successful in achieving their investment objectives, their investment returns may be positive or negative and will tend to reflect the general direction of the securities markets. A “positive absolute return” seeks to earn a positive total return over a reasonable period of time regardless of market conditions or general market direction. As a result, if successful, investors in the Fund should expect the Fund to generate positive performance regardless of the performance of the general securities markets.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its investment objective, the Fund invests primarily in a portfolio of futures contracts and futures-related instruments (defined below). The Fund’s universe of investments currently includes more than 50 exchange-traded futures and forward contracts across four major asset classes (commodities, currencies, fixed income and equities).

Generally, the Fund invests in futures contracts and futures-related instruments including, but not limited to equity index futures, currency forwards, commodity futures, swaps on commodity futures, fixed income futures and bond futures (collectively, the “Instruments”), either by investing directly in those Instruments, or indirectly by investing in the Subsidiary (as described below) that invests in those Instruments. The Fund may also invest in exchange traded funds or exchange traded notes through which the Fund can participate in the performance of one or more Instruments. The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Fund’s portfolio managers use proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity Instruments. Once a trend is determined, the Fund will take either a long or short position in the given Instrument. When taking a “long” position, the Fund purchases an instrument outright; when taking a “short” position, the Fund sells an instrument that it does not own and must borrow to meet its settlement obligations. A “long” position will benefit from an increase in price of the underlying Instrument, while a “short” position will benefit from a decrease in price of the underlying Instrument. The size of the position taken will relate to the Adviser’s confidence in the trend continuing as well as the Adviser’s estimate of the Instrument’s risk.

The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.

The Adviser generally expects that the Fund’s performance will have a low correlation to the performance of the general global equity, fixed income, currency and commodity markets over any given market cycle; however, the Fund’s performance may correlate to the performance of any one or more of those markets over short-term periods.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. Futures contracts, forward contracts, swaps and certain other Instruments held as part of the Fund’s strategy have the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss.

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The notional amount of the Fund’s long exposure to the Instruments is expected to range between 50% and 200% of the value of the Fund’s total assets, but could be as high as 250%, depending on market conditions. The notional amount of the Fund’s short exposure to the Instruments is expected to range between 50% and 200% of the value of the Fund’s total assets, but could be as high as 250%, depending on market conditions. The Adviser does not currently expect the Fund’s “net” long or short exposure will exceed 200% of the value of the Fund’s total assets at any time. The Instruments used in the Fund’s strategy are evolving and the percentages set forth in this paragraph could be higher or lower, perhaps materially so, in the future under differing market conditions.

The Fund’s returns are expected to be volatile; however, the Adviser, on average, targets a volatility level for the Fund that is expected to range between the historic volatility levels of broad-based global fixed income indices and broad-based global equity indices. The Adviser generally expects that the Fund will have exposure in long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but at any one time the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class.

The Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (greater than 300%). The Adviser utilizes portfolio optimization techniques to determine the frequency of trading, taking into account the transaction costs associated with trading each Instrument. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses, which are borne by the Fund, and may have adverse tax consequences. The Fund employs sophisticated proprietary trading techniques in an effort to mitigate trading costs and execution impact on the Fund.

A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not be limited to, U.S. Government securities, U.S. government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity. These cash or cash equivalent holdings serve as collateral for the positions the Fund takes and also earn income for the Fund. While the Fund normally does not engage in any direct borrowing, leverage is implicit in the futures and other derivatives it trades.

The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. Generally, the Subsidiary will invest primarily in commodity futures, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval. Shareholders will normally receive at least 30 days’ written notice of any change in the Fund’s investment objective.

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The Fund is not a complete investment program and should be considered only as one part of an investment portfolio.

PRINCIPAL INVESTMENT RISKS

An investor in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is subject to risks, including the possibility that the value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies in which the Fund invests, as well as economic, political or social events in the United States or abroad. The principal risks of investing in the Fund include:

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Counterparty Risk: The Adviser intends to make use of futures, forwards, swaps and other forms of derivative contracts. In general, a derivative contract (including options, as described below) typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Currency exchange rates may be particularly affected by the relative rates of inflation, interest rate levels, the balance of payments and the extent of governmental surpluses or deficits in such foreign countries and in the United States, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of such foreign countries, the United States and other countries important to international trade and finance. Governments may use a variety of techniques, such as intervention by their central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their respective currencies. They may also issue a new currency to replace an existing currency or alter the exchange rate or relative exchange characteristics by devaluation or revaluation of a currency. The liquidity and trading value of these foreign currencies could be

3

affected by the actions of sovereign governments, which could change or interfere with theretofore freely determined currency valuation, fluctuations in response to other market forces and the movement of currencies across borders.

Derivatives Risk: The use of derivative instruments exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts. Risks of these instruments include:

•	that interest rates, securities prices and currency markets will not move in the direction that the portfolio managers anticipate;

•	that prices of the instruments and the prices of underlying securities, interest rates or currencies they are designed to reflect do not move together as expected;

•	that the skills needed to use these strategies are different than those needed to select portfolio securities;

•

the possible absence of a liquid secondary market for any particular instrument and, for exchange-traded instruments, possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

•	that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited);

•	particularly in the case of privately-negotiated instruments, that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position;

•

the inability to close out certain hedged positions to avoid adverse tax consequences, and the fact that some of these instruments, such as credit default swaps, may have uncertain tax implications for the Funds;

•

the fact that “speculative position limits” imposed by the Commodity Futures Trading Commission and certain futures exchanges on net long and short positions may require the Funds to limit or unravel positions in certain types of instruments; and

•	the high levels of volatility some of these instruments may exhibit, in some cases due to the high levels of leverage an investor may achieve with them.

Forward and Futures Contract Risk: The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

High Portfolio Turnover Risk: To the extent that the Fund makes investments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally

4

change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts, forward currency contracts and other derivative instruments to gain long and short exposure across four major asset classes (commodities, currencies, fixed income and equities). The futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions or if the proprietary quantitative models used by the portfolio managers fail to achieve their intended purpose, it will negatively affect the Fund’s investment performance.

Market Risk: The Fund is subject to market risk, which is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Market risk applies to every Fund investment. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. In addition, rapid changes in the trends identified by the Adviser may result in significant losses to the Fund.

New Fund Risk: The Fund is newly-formed, and the Adviser has limited experience serving as the primary adviser to an investment companies registered under the 1940 Act. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.

Non-Diversified Status Risk: The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Short Sale Risk: The Fund enters into a short sale by selling a security it has borrowed (typically from a broker or other institution). If the market price of a security increases after the Fund borrows the security, the Fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise

5

further, thereby exacerbating the loss. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses. Before the Fund replaces a borrowed security, it is required to designate on its books cash or liquid assets as collateral to cover the Fund’s short position, marking the collateral to market daily. This obligation limits the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Structured Note Risk: The Fund may invest in notes, sometimes called “structured notes,” linked to the performance of securities or commodities. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of “real assets” (i.e., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. These notes are subject to the credit risk of the issuing party and may be less liquid than other types of securities. This means that the Fund may lose money if the issuer of the note defaults and that the Fund may not be able to readily close out its investment in such notes without incurring losses.

Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Risk” above). These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. The Fund has requested a private letter ruling from the Internal Revenue Service confirming that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund will constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the statement of additional information (“SAI”) and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Swap Agreements Risk: Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Tax Risk: As noted above under the heading “Principal Investment Strategies”, the Fund has exposure to commodity-related instruments. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31, which provide that income form certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income after September 30, 2006. The Fund will therefore restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.

6

The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. On November 4, 2009 the Fund received a private letter ruling from the Internal Revenue Service confirming that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund will constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.

Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.

U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

PERFORMANCE INFORMATION

As the AQR Managed Futures Strategy Fund has not yet commenced operations as of the date of this prospectus, no full calendar year performance information is available.

FEES AND EXPENSES

As a shareholder you pay certain fees and expenses. Shareholder fees are paid out of your investment and annual fund operating expenses are paid out of Fund assets. The table shows the different fees and expenses that you may pay if you buy and hold Class N Shares of the Fund. Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated below. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

Shareholder Fees (fees paid directly from your investment)

Class N
Maximum Sales Charge (Load) Imposed on Purchases	None

Maximum Deferred Sales Charge (Load)	None

Redemption fee (as a percentage of amount redeemed)	1.00% of redemption proceeds on shares held for 60 days or less[1]

Exchange fee	None[2]

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Annual Fund Operating Expenses (expenses that are deducted from Fund assets)3

Management fee	1.05%
Distribution (12b-1) fee	0.25%
Other expenses
Other expenses of the Fund	0.56%
Other expenses of the subsidiary	0.01%

Total annual fund operating expenses	1.87%
Less: Contractual fee and expense waivers[4]	0.37%

Net annual fund operating expenses	1.50%

[1]	The Fund charges this fee in order to discourage short-term investors. The Fund retains this fee for the benefit of the remaining shareholders.
[2]	Exchanges of shares constitute a redemption and purchase, and thus are subject to a fee of 1.00% on the proceeds from redemptions of shares held for 60 days or less.
[3]

The Fund is newly organized and, accordingly, this table shows the estimated operating expenses of Class N Shares of the Fund as a ratio of expenses to average daily net assets. Operating expenses are estimated for the current fiscal year because the Fund had not commenced operations as of the date of this prospectus.

[4]

The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 1.50% for Class N Shares, exclusive of interest, taxes, dividend expense, borrowing costs, acquired fund fees and expenses, interest expense related to short sales, and extraordinary expenses. This arrangement will continue at least through April 30, 2011.

Example. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods, reinvest all dividends and distributions, earn a 5% return each year, and operating expenses remain constant. Your actual returns and costs may be higher or lower than those shown, but based on these assumptions, your expenses would be:

1 Year	$153
3 Years	$539

8

HOW THE FUND PURSUES ITS

INVESTMENT OBJECTIVE

INVESTMENT TECHNIQUES

In addition to the principal investment strategies described above, the Fund may employ the following technique in pursuing its investment objective.

Segregation of Assets

As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the 1940 Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” (often referred to as “asset segregation”) liquid assets, or engage in other SEC- or staff-approved measures, to “cover” open positions with respect to certain kinds of derivatives instruments. In the case of forwards contracts that are not contractually required to cash settle, for example, the Fund must set aside liquid assets equal to such contracts’ full notional value while the positions are open. With respect to forward contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

The Fund generally will use its money market instruments to cover its obligations as required by the 1940 Act, the rules thereunder, and applicable SEC and SEC staff positions. As a result of their segregation, the short-term debt securities (or any other liquid asset segregated) may not be used for other operational purposes. The Adviser will monitor the Fund’s use of derivatives and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of the Fund’s portfolio investments.

PORTFOLIO HOLDINGS DISCLOSURE

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

CHANGE IN OBJECTIVE

The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval. Shareholders will normally receive at least 30 days’ written notice of any change in the Fund’s investment objective.

9

MANAGEMENT OF THE FUND

AQR Funds is organized as a Delaware statutory trust (“Trust”). The Trust is governed by a Board of Trustees that is responsible for overseeing all business activities of the Trust.

The Fund’s Adviser is AQR Capital Management, LLC, a Delaware limited liability company formed in 1998. Subject to the overall authority of the Board of Trustees, the Adviser furnishes continuous investment supervision and management to the Fund’s portfolios and also furnishes office space, equipment, and management personnel. The Adviser’s address is Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830.

The Adviser is an investment management firm that employs a disciplined multi-asset, global research process. (AQR stands for Applied Quantitative Research.) Until the launch of the AQR Funds in January 2009, the Adviser’s investment products have been primarily provided through a limited set of collective investment vehicles and separate accounts that utilize all or a subset of the Adviser’s investment strategies. The Adviser also serves as a sub-adviser to several registered investment companies. These investment products range from aggressive, high volatility and market-neutral alternative strategies, to low volatility, more traditional benchmark-driven products. The Adviser and its affiliates had approximately $23 billion in assets under management as of September 30, 2009.

Investment decisions are made by the Adviser using a series of global asset allocation, arbitrage, and security selection models, and implemented using proprietary trading and risk-management systems. The Adviser believes that a systematic and disciplined process is essential to achieving long-term success in investment and risk management. The principals of the Adviser have been pursuing the research supporting this approach since the late 1980s, and have been implementing this approach in one form or another since 1993. The research conducted by principals and employees of the Adviser has been published in a variety of professional journals since 1991. Please see the Adviser’s website (www.aqr.com) for additional information regarding the published papers written by the Adviser’s principals and other personnel.

The Adviser’s founding principals, Clifford S. Asness, Ph.D., David G. Kabiller, CFA, Robert J. Krail, and John M. Liew, Ph.D., and several colleagues founded the Adviser in January 1998. Each of the Adviser’s founding principals was formerly at Goldman Sachs & Co., where Mssrs. Asness, Krail, and Liew comprised the senior management of the Quantitative Research Group at Goldman Sachs Asset Management (GSAM). At GSAM, the team managed both traditional (managed relative to a benchmark) and non-traditional (managed seeking absolute returns) mandates. The founding principals formed the Adviser to build upon the success achieved at GSAM while enabling key professionals to devote a greater portion of their time to research and investment product development. The Adviser manages assets for institutional investors both in the United States and globally. The Adviser is based in Greenwich, Connecticut and employs approximately 190 people as of the date of this prospectus.

The Trust, on behalf of the Fund, has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser under which the Adviser receives a monthly fee at the annual rate of 1.05% of the average daily net assets of the Fund.

The Adviser has contractually agreed to reimburse the Class N Shares of the Fund to the extent that the annual ordinary operating expenses of the Fund’s Class N Shares, exclusive of certain expenses, exceed 1.50% of the average daily net assets of that class.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s current Advisory Agreement with the Adviser will be available in the Fund’s annual report to shareholders.

The portfolio managers of the Adviser responsible for oversight of the Fund are Clifford S, Asness, Ph.D., John M. Liew, Ph.D., Brian K. Hurst, Lasse H. Pedersen, Ph.D. and Yao Hua Ooi. Information regarding the

10

portfolio managers of the Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

Clifford S. Asness, Ph.D. is the Managing and Founding Principal of the Adviser. Prior to co-founding the Adviser in 1998, Dr. Asness was a Managing Director and Director of Quantitative Research for Goldman Sachs Asset Management. Dr. Asness holds a B.S. in Economics from the Wharton School and a B.S. in Engineering from the Moore School of Electrical Engineering at the University of Pennsylvania, as well as an M.B.A and Ph.D. in Finance from the University of Chicago.

John M. Liew, Ph.D. is a Founding Principal of the Adviser. Prior to co-founding AQR, Mr. Liew was associated with Goldman Sachs & Co. where he served as Vice President and portfolio manager (1994-1998). Prior to joining Goldman, Mr. Liew was a portfolio manager at Trout Trading Company, located in Chicago (1993-1994). Mr. Liew received an MBA and Ph.D. in Finance from the University of Chicago. He received a BA degree in Economics from the University of Chicago.

Brian K. Hurst is a Principal of the Adviser. Prior to joining AQR in 1998, Mr. Hurst was associated with Goldman Sachs & Co. where he worked as an Associate in the Asset Management Division’s Quantitative Research Group (1994-1998). He received a BS in Economics at the Wharton School at the University of Pennsylvania in 1994.

Lasse H. Pedersen Ph.D is a Principal of the Adviser. Prior to joining AQR in 2007, Mr. Pedersen was Assistant Professor of Finance at the NYU Stern School of Business 2001-2005, Associate Professor of Finance with Tenure 2005-2007, and Professor of Finance since 2007. He has also served as consultant in various connections including advising banks, an academic consultant to the Federal Reserve Bank of New York, and served on the Economic Advisory Board of NASDAQ OMX. Mr. Pedersen earned his Ph.D. from the Stanford Graduate School of Business in 2001, and his B.S. and M.S. in Mathematics-Economics from University of Copenhagen in 1995 and 1997, respectively.

Yao Hua Ooi is a Vice President of the Adviser. Prior to joining AQR in 2004, Mr. Ooi was a summer analyst in the Fixed Income group at UBS. He received a B.S. in Economics from the Wharton School and a B.S. in Engineering from The School of Engineering and Applied Science at the University of Pennsylvania in 2004.

From time to time, a manager, analyst, or other employee of AQR or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of AQR or any other person within the AQR organization. Any such views are subject to change at any time based upon market or other conditions and AQR disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

11

INVESTING WITH THE AQR FUNDS

The Fund offers more than one class of shares. Each class of the Fund’s shares has a pro rata interest in the Fund’s investment portfolio, but differs as to expenses, distribution arrangements and the types of investors who may be eligible to invest in the share class. This prospectus only describes the Class N Shares of the Fund. The other share class of the Fund is offered in a separate prospectus. Please call 1-866-290-2688 to obtain more information concerning the Fund’s other share class, including the prospectus for this other share class.

ELIGIBILITY TO BUY CLASS N SHARES

The Fund’s Class N Shares are offered to members of the general public. Prior to investing, non-U.S. residents should consult a qualified tax and/or legal adviser about whether purchasing shares of the Fund is a suitable investment given legal and tax ramifications; some non-U.S. persons may not be permitted to invest in the Fund, depending on applicable laws and regulations.

The Fund reserves the right to refuse any request to purchase shares.

INVESTMENT MINIMUMS—CLASS N SHARES

The minimum initial account size is $5,000. The minimum subsequent investment amount for Class N Shares of the Fund is $100. Shareholders investing through certain tax-qualified retirement plans or wrap fee programs may be subject to lower or no minimums. For omnibus accounts that meet the minimum investment requirement, the Fund does not impose any minimum investment requirement for sub-accounts, although the firm holding omnibus accounts may impose its own minimum investment requirements. The Fund has the discretion to waive or reduce the above minimum investment requirements.

TYPES OF ACCOUNTS—CLASS N SHARES

You may set up your account in any of the following ways:

Individual or Joint Ownership. Individual accounts are owned by one person. Joint accounts can have two or more owners, and provide for rights of survivorship.

Gift or Transfer to a Minor (UGMA, UTMA). These gift or transfer accounts let you give money to a minor for any purpose. The gift is irrevocable and the minor gains control of the account once he/she reaches the age of majority. Your application should include the minor’s social security number.

Trust for Established Employee Benefit or Profit-Sharing Plan. The trust or plan must be established before you can open an account and you must include the date of establishment of the trust or plan on your application.

Business or Organization. You may invest money on behalf of a corporation, association, partnership or similar institution. You should include a certified resolution with your application that indicates which officers are authorized to act on behalf of the entity.

Retirement or Education. A qualified retirement account enables you to defer taxes on investment income and capital gains. Your contributions may be tax-deductible. For detailed information on the tax advantages and consequences of investing in individual retirement accounts (IRAs) and retirement plan accounts, please consult your tax advisor. The types of IRAs available to you are: Traditional IRA, Roth IRA, Rollover IRA, SIMPLE IRA, and Coverdell Education Savings Account (formerly called an Education IRA).

The IRA and Coverdell Education Savings Account custodian charges an annual maintenance fee (currently $15.00) per IRA or ESA holder.

12

The Funds may be used as an investment in other kinds of retirement plans, including, but not limited to, Keogh plans maintained by self-employed individuals or owner-employees, traditional pension plans, corporate profit-sharing and money purchase pension plans, section 403(b)(7) custodial tax-deferred annuity plans, other plans maintained by tax-exempt organizations, cash balance plans and any and all other types of retirement plans. All of these accounts need to be established by the plan’s trustee and the plan’s trustee should contact the Funds regarding the establishment of an investment relationship.

SHARE PRICE

Net Asset Value. The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is called the Fund’s net asset value (“NAV”) per share. The Fund’s NAV per share is computed as of the scheduled close of trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day during which the NYSE is open for trading (a Business Day). The Fund determines an NAV per share for each class of its shares. If the NYSE closes at any other time, or if an emergency exists, transaction deadlines and NAV calculations may occur at different times. The NAV per share of the Fund is computed by dividing the total current value of the assets of the Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made.

The Fund’s investments are generally valued at market value, as determined based on readily available market quotations. The Fund may use pricing services to obtain readily available market quotations. The Fund values debt securities maturing less than 61 days from the date of purchase at amortized cost, which approximates market value. Futures contracts are generally valued at the last quoted sales price on the applicable valuation date.

Foreign markets may be open at different times and on different days than the NYSE, meaning that the value of the Fund’s shares may change on days when shareholders are not able to buy or sell their shares. Foreign currencies, securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern time).

Where market quotations are not readily available, or if an available market quotation is determined not to be reliable, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Board of Trustees. When a security’s fair value is determined, the valuation may differ depending on the valuation method used by the Trust’s Valuation Committee. Shareholders who purchase or redeem shares when the value of one or more securities in the Fund’s portfolio have been determined using fair valuation procedures may receive more or less shares or redemption proceeds than they would have if the securities had not been valued using the fair valuation procedures.

The Fund normally values equity securities and futures contracts primarily traded on North American, Central American, South American and Caribbean markets as described above. However, the Fund has implemented and normally use fair value pricing on a daily basis for all equity securities that are not primarily traded on North American, Central American, South American and Caribbean markets because trading in these securities typically is completed at times that vary significantly from the closing of the NYSE. This fair value pricing process for foreign equity securities uses the quotations of an independent pricing service to value each such security unless (i) the pricing service does not provide prices for the security, in which event the Fund may use market value or fair value in accordance with the Trust’s Valuation Procedures or (ii) the Trust’s Valuation Sub-Committee determines that (a) a quote provided by the service does not accurately reflect the value of the security and (b) the use of another fair valuation methodology is appropriate. This policy is designed to help ensure that the Fund’ NAV per share appropriately reflect its investments’ values at the time of pricing.

Futures contracts that are not primarily traded on North American, Central American, South American and Caribbean markets are normally valued at the settlement price of the exchange on which it is traded. If the Fund

13

or the Adviser determine that the settlement price of the foreign exchange is not reliable, the futures contract will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Board of Trustees.

You may obtain information as to the Fund’s NAV per share by visiting the Fund’s Web site at www.aqrfunds.com or by calling 1-866-290-2688.

GENERAL PURCHASING POLICIES

•

You may purchase the Fund’s Class N Shares at the NAV per share next determined following receipt of your purchase order in good order by the Fund or an authorized financial intermediary or other agent of the Fund. A purchase, exchange or redemption order is in “good order” when the Fund, its Distributor and/or its agent, receives all required information, including properly completed and signed documents. Financial intermediaries authorized to accept purchase orders on behalf of the Fund are responsible for timely transmitting those orders to the Fund.

•

You may purchase the Fund’s Class N Shares directly from the Fund or through certain financial intermediaries (and other intermediaries these firms may designate) without the imposition of any sales charges. See “How to Buy Class N Shares.”

•

Once the Fund accepts your purchase order, you may not cancel or revoke it; however, you may redeem the shares. The Fund is deemed to have received a purchase or redemption order when an authorized financial intermediary (or its authorized designee) receives the order. The Fund may withhold redemption proceeds until it is reasonably satisfied it has received your payment. This confirmation process may take up to 10 days.

•	The Fund reserves the right to cancel any purchase or exchange order it receives if the Trust believes that it is in the best interest of the Fund’s shareholders to do so.

GENERAL REDEMPTION POLICIES

•

You may redeem the Fund’s Class N Shares at the NAV per share next-determined following receipt of your redemption order in good order by the Fund or an authorized financial intermediary or other agent of the Fund.

•	The Fund cannot accept a redemption request that specifies a particular redemption date or price.

•	Once the Fund accepts your redemption order, you may not cancel or revoke it.

•

The Fund generally will transmit redemption proceeds within seven days after receipt of your redemption request. If you recently made a purchase, the Fund may withhold redemption proceeds until they are reasonably satisfied that they have received your payment. This confirmation process may take up to 10 days.

•

The Fund reserves the right at any time without prior notice to suspend, limit, modify or terminate any privilege, including the telephone exchange privilege, or its use in any manner by any person or class.

Redemption in Kind. The Fund generally intends to pay all redemptions in cash. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s NAV during any 90-day period for any one shareholder. Redemptions in excess of those amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of marketable securities. Brokerage costs may be incurred by a shareholder who receives securities and desires to convert them to cash.

Excessive and Short-Term Trading/Redemption Fee. The Fund is intended for long-term investment purposes, and thus purchases, redemptions and exchanges of Fund shares should be made with a view toward long-term investment objectives. Excessive trading, short-term trading and other abusive trading activities may

14

be detrimental to the Fund and its long-term shareholders by disrupting portfolio management strategies, increasing brokerage and administrative cost, harming Fund performance and diluting the value of shares. Such trading may also require the Fund to sell securities to meet redemptions, which could cause taxable events that impact shareholders. If your investment horizon is not long-term, then you should not invest in the Fund.

The Board of Trustees has adopted policies and procedures that seek to discourage and not accommodate excessive or short-term trading activities. These policies and procedures include, among other things, use of fair value pricing of international securities, periodic review of shareholder trading activity, and the redemption fee policies described below.

The Board of Trustees has also adopted a redemption fee for Class N Shares of the Fund equal to 1.00% of the amount redeemed on shares held by the shareholder for 60 days or less. A new 60-day period begins with each acquisition of shares through a purchase or exchange. The redemption fee will be applied based on net assets at the time of the transaction. Any applicable redemption fee is paid directly to the Fund from which you redeem or exchange your shares in order to, among other things, offset the costs of buying and selling securities. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

The Fund will seek to apply redemption fees as uniformly as possible. Where operational limitations restrict the ability of the Fund to impose redemption fees or apply certain exemptions from the fees, particularly with respect to trades processed through financial intermediaries or omnibus account arrangements, application of redemption fees will vary.

To the extent feasible, the following types of transactions will be exempt from redemption fees:

•	redemptions of shares purchased through the automatic reinvestment of dividend and capital gain distributions;

•	redemptions of shares to pay account-related fees;

•	redemptions of shares purchased through an automatic investment program or similar periodic investment plan;

•	redemptions of shares associated with the automatic rebalancing of an account;

•	redemptions of shares purchased as a result of an employer contribution to a qualified retirement plan account;

•	redemptions of shares from shareholder accounts liquidated for failure to meet the minimum investment requirement;

•	redemptions of shares from a shareholder account for which the identity of the shareholder could not be determined within reasonable time after the account was opened;

•	redemptions of shares pursuant to a systematic withdrawal plan or similar periodic withdrawal plan;

•	redemptions of shares as part of a loan or hardship withdrawal from a qualified plan;

•	redemptions of shares to repay a loan from a qualified retirement account;

•	redemptions of shares for payment of involuntary fees;

•	redemptions of shares as part of a required distribution from a qualified retirement plan or IRA;

•	redemptions of shares upon the death or disability of an owner of record of an account; and

•

any other involuntary redemptions and/or exchange transactions, including those required by law or regulation, a regulatory agency, a court order, or as a result of a liquidation of the Fund by the Board of Trustees.

15

Accounts exempt from the imposition of redemption fees are:

•	accounts held through omnibus and plan level retirement accounts for which third-party recordkeepers do not assess redemption fees on such accounts;

•	accounts that hold omnibus share positions for the dealer, and the underlying dealer customer accounts, for which the dealer does not assess redemption fees on such accounts;

•	accounts for which the beneficial owner is an asset allocation fund or funds (or similar pooled investment vehicle) that rebalances no more frequently than quarterly; and

•	wrap fee program accounts for which the program sponsor has entered into a form of fee waiver agreement with the Fund.

In addition, the Fund reserves the right to waive the redemption fees in certain limited circumstances where the Fund determines the transaction does not pose the risks that the Fund’s policies and procedures are designed to mitigate. Such waivers are subject to the advance written approval of two officers of the Fund and are reported to the Board of Trustees.

Despite the Fund’s efforts to detect and prevent abusive trading activity, there can be no assurance that the Fund will be able to identify all of those who may engage in abusive trading and curtail their activity in every instance. In particular, it may be difficult to curtail such activity in certain omnibus accounts and other accounts traded through intermediaries, despite arrangements the Fund has entered into with the intermediaries to provide access to account level trading information. Omnibus accounts are comprised of multiple investors whose purchases, exchanges and redemptions are aggregated before being submitted to the Fund.

OTHER POLICIES

No Certificates. The issuance of shares is recorded electronically on the books of the Fund. You will receive a confirmation of, or account statement reflecting, each new transaction in your account, which will also show the total number of shares of the Fund you own. You can rely on these statements in lieu of certificates. The Fund does not issue certificates representing shares of the Fund.

Frozen Accounts. The Fund may be required to “freeze” your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Small Account Policy. The Fund reserves the right, upon 60 days’ written notice, to redeem, at net asset value, the shares of any shareholder whose account has a value of less than $5,000 in the Fund, other than as a result of a decline in the net asset value per share. This policy will not be implemented where the Fund has previously waived the minimum investment requirement for that shareholder.

Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder 60 days to make an additional investment in an amount that will increase the value of the account to at least $5,000 before the redemption is processed. As a sale of your Fund shares, this redemption may have tax consequences.

16

HOW TO BUY CLASS N SHARES

How To Buy Shares

You can open an account and make an initial purchase of shares of the Fund directly from the Fund or through certain financial intermediaries that have entered into appropriate arrangements with the Fund’s Distributor, ALPS Distributors, Inc.

To open an account and make an initial purchase directly with the Fund, you can mail a check or other negotiable bank draft (payable to AQR Funds) in the applicable minimum amount, along with a completed and signed Account Application, to AQR Funds, AQR Funds, P.O. Box 2248, Denver, CO 80201-2248. To obtain an Account Application, call 1-866-290-2688 or download one from www.aqrfunds.com. A completed Account Application must include your valid taxpayer identification number. You may be subject to penalties if you falsify information with respect to your tax identification number.

Payment must be in U.S. dollars by a check drawn on a bank in the United States, wire transfer or electronic transfer. The Fund will not accept cash, traveler’s checks, starter checks, money orders, third party checks (except for properly endorsed IRA rollover checks), checks drawn on foreign banks or checks issued by credit card companies or Internet-based companies. Shares purchased by checks that are returned will be canceled and you will be liable for any losses or fees incurred by the Fund or its agents, including bank handling charges for returned checks.

You may also purchase Fund shares by wire transfer from your bank account to your Fund account. To place a purchase by wire, please call 1-866-290-2688 for more information.

After you have opened an account, you can make subsequent purchases of shares of the Fund through your financial intermediary or directly from the Fund, depending on where your account is established. To purchase shares directly by mail, send your instruction and a check to AQR Funds at AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Depending upon the terms of your account, you may pay account fees for services provided in connection with your investment in the Fund. The Fund has authorized certain financial intermediaries (such as a broker-dealer, investment advisor or financial institution) to accept purchase and redemption orders on behalf of the Fund. These financial intermediaries may charge their customers a transaction or service fee. The Fund or your financial intermediary can provide you with information about these services and charges. You should read this prospectus in conjunction with any such information you receive.

Automatic Investment Plan:

The Fund offers an Automatic Investment Plan for current and prospective investors in which you may make monthly investments in one or more of the Fund. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call 1-866-290-2688 if you would like more information.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

17

As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

The Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

eDelivery

eDelivery allows you to receive your quarterly account statements, transaction confirmations and other important information concerning your investment in the Fund online. Select this option on your account application to receive email notifications when quarterly statements and confirmations are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call 1-866-290-2688 or visit www.aqrfunds.com.

18

HOW TO REDEEM CLASS N SHARES

You may normally redeem your shares on any Business Day, i.e., any day during which the NYSE is open for trading. Redemptions of Class N Shares are priced at the NAV per share next determined after receipt of a redemption request in good order by the Fund’s Distributor, the Fund or an authorized agent of the Fund, and subject to the redemption fee if the shares have been held for 60 days or less. A financial intermediary may charge its customers a transaction or service fee in connection with redemptions, and will have its own procedures for arranging for redemptions of the Fund’s shares. If you have purchased your Fund shares through a financial intermediary, consult your intermediary for more information.

None of the Fund, the Adviser, the Distributor and the Transfer Agent of the Fund, nor any of their affiliates or agents will be liable for any loss, expense or cost when acting upon any oral, wired or electronically transmitted instructions or inquiries believed by them to be genuine. While precautions will be taken, as more fully described below, you bear the risk of any loss as the result of unauthorized telephone redemptions or exchanges believed to be genuine. The Fund will employ reasonable procedures to confirm that instructions communicated are genuine. These procedures include recording phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and sending redemption proceeds only to the address of record or to a previously authorized bank account.

By Telephone

You may redeem your shares by telephone if you choose that option on your Account Application. If you did not originally select the telephone option, you must provide written instructions to the Funds in order to add this option. The maximum amount that may be redeemed by telephone at any one time is $50,000. You may have the proceeds mailed to your address of record or wired to a bank account previously designated on the Account Application.

By Mail

To redeem by mail, you must send a written request for redemption to the Fund, AQR Funds, P. O. Box 2248, Denver, CO 80201-2248. The Fund’s Transfer Agent will require a Medallion Signature Guarantee. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted as Medallion Signature Guarantees. The Medallion Signature Guarantee requirement will be waived if all of the following conditions apply (1) the redemption check is payable to the shareholder(s) of record, (2) the redemption check is mailed to the shareholder(s) at the address of record, (3) an application is on file with the Transfer Agent, and (4) the proceeds of the redemption are $50,000 or less. The Transfer Agent cannot send an overnight package to a post office box.

By Systematic Withdrawal

You may elect to have monthly electronic transfers ($250 minimum) made to your bank account from your Fund account. Your Fund account must have a minimum balance of $10,000 and automatically have all dividends and capital gains reinvested. The transfer will be made on the Business Day you specify (or the next Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Business Day.

Retirement Accounts

To redeem shares from an IRA, Roth IRA, SIMPLE IRA, SEP IRA, 403(b) or other retirement account, you must mail a completed and signed Distribution Form to the Funds. You may not redeem shares of an IRA, Roth IRA, SIMPLE IRA, SEPIRA, 403(b) or other retirement account by telephone or via the Internet.

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Payments of Redemption Proceeds

Redemption orders are valued at the NAV per share next determined (subject to the redemption fee if applicable) after the shares are properly tendered for redemption, as described above. Payment for shares redeemed generally will be made within seven days after receipt of a valid request for redemption. The Fund may temporarily stop redeeming shares or delay payment of redemption proceeds when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell shares or accurately determine the value of assets, or if the SEC orders the Fund to suspend redemptions or delay payment of redemption proceeds.

At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last 15 days or more. The Fund intends to forward the redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire transfer. The Fund intends to pay cash for all shares redeemed, except in cases noted above under the heading “General Redemption Policies,” in which case payment for certain large redemptions may be made wholly or partly in portfolio securities that have a market value equal to the redemption price. You may incur brokerage costs in converting the portfolio securities to cash.

By Check

You may have a check for the redemption proceeds mailed to your address of record. To change the address to which a redemption check is to be mailed, you must send a written request with a Medallion Signature Guarantee to the Funds, AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

By ACH Transfer

If your bank account is ACH active, you may have your redemption proceeds sent to your bank account via ACH transfer.

By Wire Transfer

You can arrange for the proceeds of a redemption to be sent by wire transfer to a single previously designated bank account if you have given authorization for expedited wire redemption on your Fund Account Application. This redemption option does not apply to shares held in broker “street name” accounts. If a request for a wire redemption is received by the Funds prior to the close of the NYSE, the shares will be redeemed that day at the next determined NAV, and the proceeds will generally be sent to the designated bank account the next Business Day. The bank must be a member of the Federal Reserve wire system. Delivery of the proceeds of a wire redemption request may be delayed by the Fund for up to seven days if deemed appropriate under then current market conditions. Redeeming shareholders will be notified if a delay in transmitting proceeds is anticipated. The Fund cannot be responsible for the efficiency of the Federal Reserve wire system or the shareholder’s bank. You are responsible for any charges imposed by your bank. The Fund reserves the right to terminate the wire redemption privilege. Shares purchased by check may not be redeemed by wire transfer until the shares have been owned (i.e., paid for) for at least 15 days. To change the name of the single bank account designated to receive wire redemption proceeds, you must send a written request with a Medallion Signature Guarantee to the Fund, AQR Funds, P.O. Box 2248, Denver, CO 80201-2248. If you elect to have the payment wired to your bank, a wire transfer fee of $30.00 will be charged by the Funds.

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RULE 12B-1 PLAN

The Board of Trustees has adopted with respect to the Fund a Rule 12b-1 Plan. The Rule 12b-1 Plan provides that the distribution fee payable is up to 0.25% annually of the Fund’s average daily net assets for Class N Shares. The Rule 12b-1 Plan permits the Fund to make payments for activities designed primarily to result in the sale of the Fund’s Class N Shares. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CERTAIN ADDITIONAL PAYMENTS

The Fund also may enter into agreements with certain intermediaries under which the Fund makes payments to the intermediaries in recognition of the avoided transfer agency costs to the Fund associated with the intermediaries’ maintenance of customer accounts. Payments made under such agreements are generally based on either (1) a percentage of the average daily net asset of customers serviced by the intermediary, up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such intermediary. These payments are in addition to other payments described in this prospectus, such as payments under the Rule 12b-1 Plan.

The Adviser (or an affiliate) also may make additional payments out of its own resources to certain intermediaries or their affiliates based on sales or assets attributable to the intermediary, or such other criteria agreed to by the Adviser in connection with the sale or distribution of the Funds’ shares. The Adviser selects the intermediaries to which it or its affiliate makes payments. These additional payments to intermediaries, which are sometimes referred to as “revenue sharing” payments, may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend the Fund or a share class of the Fund over others offered by competing fund families. Ask your investment professional for more information.

The Adviser and the Fund’s Distributor may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

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DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

The Fund distributes to its shareholders substantially all net investment income as dividends and any net capital gains realized from sales of the Fund’s portfolio securities. The Fund expects to declare and pay dividends annually. Net realized long-term capital gains, if any, are paid to shareholders at least annually.

All of your income dividends and capital gain distributions will be reinvested in additional shares unless you elect to have distributions paid by check. If any check from the Fund mailed to you is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in additional Fund shares.

TAXES

The following discussion of U.S. and non-U.S. taxation applies only to U.S. shareholders and is not intended to be a full discussion of income tax laws and their effect. You should consult your own tax advisor about investing in the Fund.

Taxes on Transactions. When you redeem shares, you will experience a capital gain or loss if there is a difference between the tax basis of your shares and the price you receive when you redeem them. The federal tax treatment will depend on how long you owned the shares and your individual tax position. Any loss recognized on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. You may be subject to state and local taxes on your investment in the Fund, depending on the laws of your home state or locality.

Exchanges. If you perform an exchange transaction, it is considered a sale and purchase of shares for federal income tax purposes and may result in a capital gain or loss.

Distributions. The Fund anticipates distributing substantially all of its net investment income and net realized gain on an annual basis. Income and gains realized by the Subsidiary will be recognized by the Fund as ordinary income on an annual basis. Distributions from investment income (dividends) and net short-term capital gains are taxable as ordinary income except as noted below. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held your Fund shares. Although the Fund will not be taxed on amounts it distributes, distributions will be taxable to you whether received in cash or reinvested in Fund shares, unless you hold your Fund shares in an individual retirement account or other tax-deferred account. These accounts are subject to complex tax rules, and you should consult your tax advisor about which tax rules will apply to your investment.

The Trust will send you an annual statement to advise you as to the source of your distributions for tax purposes.

Taxes on Distributions. Distributions are subject to federal income tax and may be subject to state or local taxes. If you are a U.S. citizen residing outside the U.S., your distributions also may be taxed by the country in which you reside and may, except for capital gains dividends, subject to U.S. withholding tax. Your distributions are taxable whether you take them in cash or reinvest them in additional shares.

For federal tax purposes, the Fund’s income and short-term capital gain distributions are taxed as ordinary income and long-term capital gain distributions are taxed as long-term capital gains, except that “qualified dividend income” of noncorporate investors who satisfy certain holding period requirements is taxed at long-term capital gain rates, which currently reach a maximum of 15%. The 15% maximum rate for long-term capital gains is scheduled to expire at the end of 2010. After 2010, the capital gains rate is scheduled to increase to 20%, and

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income from dividends is taxed as ordinary income. The character of a capital gain depends on the length of time that the Fund held the asset it sold.

Every January, the Fund will send you and the IRS a statement called Form 1099 showing the amount of taxable distributions you received (including those reinvested in additional shares) in the previous calendar year.

Average Cost Calculation. Each shareholder is responsible for tax reporting and Fund share cost calculation. To facilitate your tax reporting, the Fund provides you with an average cost statement with your Form 1099. This average cost statement is based on transaction activity in an account for the period during which you held the account directly with the Fund.

Buying Into a Distribution. Purchasing the Fund’s shares in a taxable account shortly before a distribution by the Fund is sometimes called “buying into a distribution.” You pay income taxes on a distribution whether you reinvest the distribution in shares of the Fund or receive it in cash. In addition, you pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought shares of the Fund.

The Fund may build up capital gains during the period covered by a distribution (over the course of the year, for example) when securities in the Fund’s portfolio are sold at a profit. After subtracting any capital losses, the Fund distributes those gains to you and other shareholders, even if you did not own the shares when the gains occurred (if you did not hold the Fund earlier in the year, for example), and you incur the full tax liability on the distribution.

Non-U.S. Income Taxes. Investment income received by the Fund from sources within non-U.S. countries may be subject to non-U.S. income taxes withheld at the source. If the Fund pays nonrefundable taxes to non-U.S. governments during the year, the taxes will reduce the Fund’s dividends but will still be included in your taxable income. However, if the Fund qualifies for, and makes, a special election, you may be able to claim an offsetting credit or deduction on your tax return for your share of non-U.S. taxes paid by the Fund.

Backup Withholding. You must furnish to the Fund your properly certified social security or other tax identification number to avoid federal income tax backup withholding on dividends, distributions and redemption proceeds. If you do not do so or the IRS informs the Fund that your tax identification number is incorrect, the Fund may be required to withhold a percentage (currently 28%) of your taxable distributions and redemption proceeds. Because the Fund must promptly pay to the IRS all amounts withheld, it is usually not possible for the Fund to reimburse you for amounts withheld. You may claim the amount withheld as a credit on your federal income tax return.

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FINANCIAL HIGHLIGHTS

The Fund has not commenced operations as of the date of this prospectus. As a result, no financial performance information for the Fund is available.

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GLOSSARY OF TERMS

The following is a glossary of terms used throughout this prospectus and their definitions. This glossary is set forth solely for reference purposes. The terms summarized or referenced in this glossary are qualified in their entirety by the prospectus itself.

1940 Act	the Investment Company Act of 1940, as amended

Adviser	AQR Capital Management, LLC

Advisory Agreement	the Investment Advisory Agreement under which the Adviser serves as investment adviser to the Fund

Board of Trustees	the Board of Trustees of the AQR Funds or any duly authorized committee thereof, as permitted by applicable law

Business Day	each day during which the NYSE is open for trading

Code	the Internal Revenue Code of 1986, as amended

Distributor	ALPS Distributors, Inc.

Good order	a purchase, exchange or redemption order is in “good order” when the Fund, its Distributor and/or its agent, receives all required information, including properly completed and signed documents.

IRS	the Internal Revenue Service

Mutual fund	an investment company registered under the 1940 Act that pools the money of many investors and invests it in a variety of securities in an effort to achieve a specific objective over time

NAV	the net asset value of a particular Fund

NYSE	the New York Stock Exchange

Rule 12b-1 Plan	a plan pursuant to Rule 12b-1 under the 1940 Act, which permits a fund to pay distribution and shareholder servicing expenses out of fund assets

SEC	U.S. Securities and Exchange Commission

Subsidiary	AQR Managed Futures Strategy Offshore Fund Ltd., a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company

Transfer Agent	ALPS Fund Services, Inc.

Volatility	a statistical measurement of up and down asset price fluctuations over time. If an asset has rapid dramatic price swings, its volatility will likely be relatively high. If prices are consistent and rarely change, volatility of that asset will likely be relatively low. Volatility can be measured as the standard deviation of an asset with a specific time horizon. It is often used to quantify the risk of such asset over a time period, typically expressed in annualized terms.

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You may wish to read the SAI for more information about the Fund. The SAI is incorporated by reference into this prospectus, which means that it is considered to be part of this prospectus.

You may obtain free copies of the Fund’s SAI, request other information, and discuss your questions about the Fund by writing or calling:

AQR Funds

P.O. Box 2248

Denver, CO 80201-2248

(866) 290-2688

The requested documents will be sent within three business days of your request.

You may also obtain the Fund’s SAI, along with other information, free of charge, by visiting the Funds’ Web site at www.aqrfunds.com.

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Fund documents may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

AQR Funds

Investment Company Act File No.: 811-22235

AQR FUNDS

P.O. Box 2248

Denver, CO 80201-2248

1-866-290-2688

www.aqrfunds.com